Grandeur Peak Global Contrarian Fund	Portfolio of Investments
January 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.37%
Australia — 5.55%
Fiducian Group Ltd	234,703	$ 1,758,761
IPD Group Ltd/Australia	383,719	1,178,495
Kogan.com Ltd	447,464	1,143,668
MA Financial Group Ltd	240,008	1,733,326
Navigator Global Investments Limited	1,091,240	2,409,103
		8,223,353
Belgium — 3.75%
Azelis Group N.V.(a)	68,111	675,294
Melexis NV	34,856	2,635,282
X-Fab Silicon Foundries S.E. 144A(a)(b)(c)	368,319	2,238,656
		5,549,232
Brazil — 2.85%
Armac Locacao Logistica	932,300	847,239
Grupo Mateus S.A.(a)	881,600	809,545
Patria Investments Limited, Class A	101,521	1,483,222
Track & Field Co. SA	363,600	1,075,613
		4,215,619
Canada — 1.76%
BioSyent Inc	138,757	1,284,004
CCL Industries, Inc., Class B	21,900	1,319,826
		2,603,830
China — 3.98%
Chaoju Eye Care Holdings Ltd 144A(b)(c)	4,175,000	1,437,599
Silergy Corporation(a)	420,000	3,728,519
TK Group Holdings Ltd	2,262,883	721,257
		5,887,375
France — 3.26%
Thermador Groupe(a)	9,730	908,149
Virbac S.A.	7,221	3,010,177
Wavestone(a)	12,617	902,283
		4,820,609
Germany — 2.84%
Dermapharm Holding SE(a)	53,177	2,197,840
Elmos Semiconductor AG	14,709	2,013,068
		4,210,908
Hong Kong — 1.24%
Plover Bay Tech(b)	2,057,439	1,835,645

India — 0.55%
Gulf Oil Lubricants India Ltd.(a)	68,501	814,197

Indonesia — 3.57%
Arwana Citramulia Tbk PT(a)	15,840,000	490,549
Aspirasi Hidup Ind	42,869,900	1,021,259
Hartadinata Abadi Tbk PT	24,507,800	3,254,862
Selamat Sempurna Tbk PT(a)	5,029,600	522,700
		5,289,370
Ireland — 1.14%
ICON plc(a)	9,398	1,693,989

Italy — 8.73%
DiaSorin SpA(a)	54,011	4,623,475
Interpump Group SpA	51,671	2,995,349
Recordati Industria Chimica e Farmaceutica SpA(a)	81,945	4,503,476
	Shares	Fair Value
COMMON STOCKS — 99.37% (continued)
Italy — 8.73% (continued)
Sanlorenzo SpA/Ameglia(a)	21,197	$ 810,725
		12,933,025
Japan — 9.21%
Charm Care Corp KK	281,600	2,369,078
Halows Company Ltd.	36,500	1,071,920
Integral Corp	43,900	1,005,580
Kitz Corp	86,800	1,127,892
Mani, Inc.(a)	120,100	1,181,118
PILLAR Corp(a)	19,600	816,867
System Support, Inc.	229,600	2,071,061
Syuppin Company, Ltd.	92,900	695,120
Totech Corp	52,200	1,355,914
ULS Group Inc	528,000	1,944,663
		13,639,213
Luxembourg — 2.15%
Eurofins Scientific S.E.	39,465	3,189,214

Mexico — 2.51%
Corporativo Fragua SAB de CV(a)	35,150	1,066,208
GCC S.A.B. de C.V. 144A(b)(c)	102,300	1,101,395
Regional S.A.B. de C.V.	172,200	1,544,606
		3,712,209
Netherlands — 2.10%
Flow Traders Ltd. 144A(a)(b)(c)	36,167	1,177,829
IMCD N.V.(a)	20,707	1,934,651
		3,112,480
Philippines — 1.16%
Philippine Seven Corp(a)	1,139,000	666,930
Puregold Price Club, Inc.	1,730,200	1,051,276
		1,718,206
Poland — 1.90%
Auto Partner SA	268,283	1,424,137
Inter Cars SA	7,794	1,390,806
		2,814,943
Singapore — 0.89%
Riverstone Holdings Ltd.	2,186,375	1,314,712

South Korea — 0.79%
iFamilySC Co Ltd	112,828	1,170,759

Sweden — 0.65%
Sdiptech AB(a)	50,359	965,000

Taiwan — 2.29%
Gem Services, Inc.(a)	372,000	923,024
Sinbon Electronics Co., Ltd.(a)	183,000	1,352,359
Sporton International, Inc.(a)	201,000	1,113,239
		3,388,622
United Arab Emirates — 0.62%
Spinneys 1961 Holding PLC(a)	2,164,780	919,553

United Kingdom — 12.43%
Advanced Medical Solutions Group plc(a)	341,975	1,008,410
B & M European Value Retail SA	1,728,095	4,170,024
CVS Group plc	241,194	4,310,277
FRP Advisory Group PLC	816,244	1,491,066

Grandeur Peak Global Contrarian Fund	Portfolio of Investments
January 31, 2026 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 99.37% (continued)
United Kingdom — 12.43% (continued)
Hill & Smith Holdings plc	46,708	$ 1,425,252
Marex Group PLC	35,383	1,396,921
Pollen Street Group Ltd	165,769	2,082,291
Renew Holdings PLC(a)	142,216	1,825,353
Shawbrook Group plc(a)	107,088	685,776
		18,395,370
United States — 21.53%
4imprint Group PLC	34,404	1,920,722
Abacus Life Inc	123,130	917,319
Alamo Group, Inc.	13,375	2,612,271
AtriCure, Inc. (a)	24,808	916,159
Burford Capital Ltd	156,709	1,518,510
Crawford United Corporation(a)	8,577	705,926
Crocs, Inc.(a)	9,664	811,003
Dollar General Corporation	33,696	4,833,017
Gentex Corporation	48,029	1,105,147
Grocery Outlet Holding Corporation(a)	80,850	770,501
Haemonetics Corporation(a)	16,581	1,105,289
Littelfuse, Inc.	6,827	2,210,310
Neogen Corporation(a)	183,237	1,872,682
P10 Inc	125,786	1,355,973
Perella Weinberg Partners	93,275	2,080,965
Power Integrations, Inc.	39,875	1,831,858
Robert Half International, Inc.	25,475	881,690
RxSight, Inc.(a)	168,955	1,468,219
SPS Commerce, Inc.(a)	16,373	1,461,454
Upwork, Inc.(a)	74,466	1,491,554
		31,870,569
Vietnam — 1.92%
Asia Commercial Bank JSC	1,521,550	1,416,626
Vietnam Technological & Comm Joint-stock Bank	1,033,600	1,433,504
		2,850,130
Total Common Stocks (Cost $123,477,910)		147,138,132

Total Common Stocks/ Investments — 99.37%
(Cost $123,477,910)		147,138,132

Other Assets in Excess of Liabilities — 0.63%		933,631

NET ASSETS — 100.00%		$ 148,071,763

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2026, these securities had a total aggregate market value of $7,791,124 representing 5.26% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026, these securities had a total aggregate market value of $5,955,479, representing 4.02% of net assets.